Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($) Segment
Post-employment benefits and benefits for short-term employees [Abstract]
Period of service required for seniority pension entitlement	15 years
Retirement age of employee entitled to seniority pension	60 years
Defined benefits plan, pension plans for certain employees, age of individual	65 years
Information by segments [Abstract]
Number of operating segments | Segment	4
Leases - determination of the appropriate discount rate to measure lease liabilities [Abstract]
Incremental change in borrowing rate	1.00%
Minimum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	55 years
Maximum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	60 years
Lease Liability [Member]
Leases - determination of the appropriate discount rate to measure lease liabilities [Abstract]
Effect of incremental change in borrowing rate	$ (7,564)
Properties [Member]
Property, vessels and equipment [Abstract]
Valuation period of properties	P3Y
Vessels [Member] | Minimum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	2 years
Vessels [Member] | Maximum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	5 years
Buildings and Facilities [Member] | Minimum [Member]
Leased assets [Abstract]
Term of lease	1 year
Buildings and Facilities [Member] | Maximum [Member]
Leased assets [Abstract]
Term of lease	9 years
Cranes [Member] | Minimum [Member]
Leased assets [Abstract]
Term of lease	1 year
Cranes [Member] | Maximum [Member]
Leased assets [Abstract]
Term of lease	2 years
Parcel Vessels and Bulk Carriers [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period revenues derived from transportation of merchandise	7 days
Parcel Vessels and Bulk Carriers [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period revenues derived from transportation of merchandise	30 days
Maritime Administration Services [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Percentage of profit margin to the costs incurred for services	2.85%
Ship and Container Repair Services [Member] | Vessels [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	2 days
Period of wharfage	1 day
Ship and Container Repair Services [Member] | Vessels [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	60 days
Period of wharfage	365 days
Ship and Container Repair Services [Member] | Container [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	1 day
Ship and Container Repair Services [Member] | Container [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	6 days
Right-of-use Asset [Member]
Leases - determination of the appropriate discount rate to measure lease liabilities [Abstract]
Effect of incremental change in borrowing rate	$ (7,564)